                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
-------------------------------------------------------------------------------

                              MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GLOBAL TOTAL RETURN FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                          SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 57.4%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               79,770     $  7,855,750
---------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              57,620        4,384,882
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           51,800        3,779,846
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 16,020,478
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Heineken N.V.                                                                                       53,180     $  3,374,615
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                     56,480     $  3,188,296
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR                                                                                  22,030     $  1,235,775
---------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                                                     74,770        4,623,003
---------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      13,191        1,889,397
---------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                              12,180        1,378,167
---------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                                                                              111,300        1,180,377
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 10,306,719
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                        1,096     $  2,210,225
---------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                      8,950        1,183,495
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                               49,623        1,900,561
---------------------------------------------------------------------------------------------------------------------------
Vivendi S.A.                                                                                        49,640        2,107,805
---------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                      132,340        1,899,484
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  9,301,570
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            14,070     $  1,792,096
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           22,010        4,145,363
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      19,770        1,225,740
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  7,163,199
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                 49,220     $  2,073,639
---------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                          112,960        1,483,425
---------------------------------------------------------------------------------------------------------------------------
USS Co. Ltd.                                                                                        25,370        1,697,064
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  5,254,128
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                33,770     $  2,575,638
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         16,780        3,166,269
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  5,741,907
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                   156,010     $  2,982,911
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                       313,000     $  2,068,943
---------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 37,120        1,708,634
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  3,777,577
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                             48,070     $  2,139,612
---------------------------------------------------------------------------------------------------------------------------
Fletcher Building Ltd. (l)                                                                         190,562        1,802,310
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                        131,400        3,575,394
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                          255,000        1,995,388
---------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                12,050          839,765
---------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)(l)                                                                          52,700        1,155,711
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 11,508,180
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                                99,540     $  5,374,773
---------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                          127,000        3,491,246
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                62,480        3,865,013
---------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp. (l)                                                                                 54,400        2,964,838
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 15,695,870
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                        83,680     $  2,861,888
---------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         90,100        2,389,913
---------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           15,680        1,097,443
---------------------------------------------------------------------------------------------------------------------------
Spectris PLC                                                                                        77,760        1,359,553
---------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 21,170        1,849,411
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  9,558,208
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        139,180     $  3,287,432
---------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                      130,000        1,920,351
---------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                      71,000        1,538,780
---------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         5,304        3,491,699
---------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   191,731        1,946,070
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 12,184,332
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                        27,520     $  2,224,717
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  29,730        2,218,155
---------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                 24,360        1,707,636
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  6,150,508
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.0%
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      38,840     $  3,139,826
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   63,410        5,398,093
---------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                          51,570        3,156,084
---------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                                         167,940        6,547,300
---------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                                 118,300        3,475,618
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                    140,650       11,056,497
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 32,773,418
---------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------
CSM N.V.                                                                                            40,826     $  1,516,376
---------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                         43,280        2,242,337
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                         25,167        9,610,358
---------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                   5,273        1,437,286
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       30,280        1,986,974
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 16,793,331
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                                                  43,220     $  1,520,912
---------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                        71,000        2,438,281
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  3,959,193
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
M-Real Oyj, "B"                                                                                    182,280     $  1,161,488
---------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj                                                                                     111,560        1,907,042
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  3,068,530
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                                    60,930     $  2,347,633
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                        90,360     $  3,259,285
---------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                 50,160     $  3,768,019
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                         20,890     $  1,088,787
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                     118,700        6,308,905
---------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                 186,670        1,221,564
---------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                       58,260        1,778,095
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             24,020        2,206,717
---------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (l)                                                               220,360        1,851,909
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       85,190        5,130,142
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 19,586,119
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                                     73,900     $    904,223
---------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc. (l)                                                                     77,200        1,206,593
---------------------------------------------------------------------------------------------------------------------------
Sankyo Co. Ltd. (l)                                                                                 22,000          876,143
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  2,986,959
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB, "B" (l)                                                                             143,410     $  3,107,837
---------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         18,080        2,177,194
---------------------------------------------------------------------------------------------------------------------------
GEA Group AG (a)                                                                                    39,230        1,273,730
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  6,558,761
---------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.8%
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              139,576     $  6,618,694
---------------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                                      109,138        4,643,822
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                           159,714        6,099,023
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  35,410        2,360,077
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                   128,552        1,540,830
---------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                27,120        2,123,496
---------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                       67,900        1,943,115
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 25,329,057
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                  60,105     $  3,455,135
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                 577,000     $  2,492,088
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Fugro N.V.                                                                                          20,040     $  1,335,095
---------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.8%
---------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                                    111,850     $  2,806,139
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                34,050        1,993,287
---------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                       419,900        1,581,818
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    111,856        5,209,134
---------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A.                                                                                 150,200        1,992,961
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          67,420        4,034,413
---------------------------------------------------------------------------------------------------------------------------
Hachijuni Bank Ltd.                                                                                168,000        1,221,487
---------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                          24,320        1,318,682
---------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                  240,871        4,479,516
---------------------------------------------------------------------------------------------------------------------------
ING Groep N.V. (l)                                                                                 135,360        5,729,037
---------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd.                                                                                     113,000          655,934
---------------------------------------------------------------------------------------------------------------------------
Sapporo Hokuyo Holdings, Inc.                                                                          115        1,233,335
---------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                    20,980        1,425,869
---------------------------------------------------------------------------------------------------------------------------
Shizuoka Bank Ltd. (l)                                                                             132,000        1,324,770
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                      47,960        1,488,102
---------------------------------------------------------------------------------------------------------------------------
Unione di Banche Italiane Scpa                                                                      63,280        1,559,153
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 38,053,637
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.4%
---------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               71,300     $  2,917,070
---------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                350,600        8,952,740
---------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                  66,500        1,907,398
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   82,520        4,992,460
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   46,160        2,291,844
---------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                        112,030        6,049,052
---------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        39,600          930,996
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    23,110        4,090,694
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               74,430        3,611,344
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 35,743,598
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  180,970     $  2,241,085
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  20,280     $  1,665,799
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       25,030     $  1,917,799
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                      32,830     $  1,431,616
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
---------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                             399     $  2,646,934
---------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 99,060        2,033,702
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               2,475,515        7,524,261
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 12,204,897
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                          25,400     $    994,664
---------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                        13,811          853,382
---------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V. (l)                                                                                 182,720        2,822,523
---------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                                    145,990        3,410,380
---------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                 113,820        2,768,413
---------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                     13,110          719,948
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 11,569,310
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 117,700     $  7,823,519
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                                                       120,640     $  5,161,134
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                            35,470     $  2,987,283
---------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                             30,620        4,833,080
---------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                     37,110        2,142,360
---------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                               135,680        1,837,578
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 11,800,301
---------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                          $379,533,816
---------------------------------------------------------------------------------------------------------------------------
BONDS - 34.2%
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.094%, 2023 (n)                                    CAD       560,000     $    525,871
---------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                              $   1,700,000        1,660,719
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.877%, 2032 (i)(n)                                       17,265,502          602,456
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                              1,400,000        1,399,842
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                              2,100,000        2,100,124
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                              478,292          460,999
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             95,475           95,400
---------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.937%, 2043 (i)(n)                   25,202,056          700,670
---------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.67%, 2036                                                                1,929,031        1,932,856
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                   398,186          383,650
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                  270,000          257,252
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041                            1,870,062        1,823,451
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.221%, 2044                             570,000          548,117
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.48%, 2018 (n)                      560,610          560,499
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                           1,250,000        1,181,577
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                         670,000          660,900
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                       1,700,000        1,653,632
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 16,548,015
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                     $   1,435,400     $  1,468,845
---------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                        570,000          545,091
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   498,000          592,524
---------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                              1,296,000        1,528,627
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  4,135,087
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                     $   1,052,250     $    958,810
---------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 5.875%, 2022                                                             531,000          506,441
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                              1,284,000        1,253,826
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                               1,252,000        1,314,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  4,033,677
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 5.9%
---------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                         CAD     1,537,000     $  1,436,631
---------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.75%, 2010                                                   JPY   195,000,000        1,669,263
---------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                    JPY   718,000,000        6,051,125
---------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014 (l)                                                JPY   390,000,000        3,286,423
---------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023 (l)                                               JPY 1,286,000,000        9,174,271
---------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                    JPY   440,000,000        3,723,514
---------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 1.6%, 2014                                                         JPY   275,000,000        2,303,748
---------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                  JPY   960,000,000        8,207,145
---------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                            JPY   357,000,000        2,962,555
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 38,814,675
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 18.3%
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                  EUR     2,211,000     $  2,997,348
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                 EUR     5,375,000        7,537,848
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                 EUR    12,244,000       16,142,348
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 EUR     6,294,000       10,688,495
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                         CAD     2,173,000        2,032,731
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                        CAD       947,000        1,060,918
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                          EUR     4,715,000        6,390,908
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                             DKK    15,667,000        2,803,502
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2014                                                      EUR     4,157,000        5,478,606
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                            EUR     8,504,000       12,064,234
---------------------------------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013                                                              JPY   302,000,000        2,537,364
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (z)                                                        EUR     7,262,000       10,201,854
---------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                        EUR     3,428,000        4,927,111
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                             EUR     6,222,000       10,041,521
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                          EUR     2,585,000        3,647,792
---------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          EUR     4,035,000        5,582,470
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Conversion Loan, 9%, 2011                                                 GBP     1,183,000        2,704,443
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                        GBP     2,263,000        5,433,529
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                        GBP     1,395,000        3,645,791
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                     GBP     2,703,000        5,201,705
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $121,120,518
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                                     $      83,469     $     80,656
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.37%, 2013                                                                            273,605          274,405
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                            364,735          351,699
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.856%, 2015                                                                           288,054          276,406
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                            211,822          206,608
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                            362,000          354,391
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                           346,411          348,394
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.994%, 2017                                                                           265,419          260,512
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2017                                                                            330,000          322,093
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.32%, 2017                                                                            282,404          281,330
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2024                                                                             726,048          724,787
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2025                                                                             1,000,000          992,982
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2021                                                                            454,187          450,826
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2022 - 2027                                                                     5,169,833        5,141,181
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2024                                                                              692,142          680,096
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2026                                                                            520,857          521,770
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 11,268,136
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                          $     611,000     $    617,110
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016 (l)                                                  $     702,000     $    718,827
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                           1,113,000     $  1,054,712
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                          1,190,000        1,186,718
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                            782,000          779,199
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                         217,624          212,491
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.21%, 2026                                                       2,552,346        2,507,519
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  5,740,639
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.5%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                $   4,110,000     $  5,359,054
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2037                                                                   554,000          539,285
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                    8,403,000        8,288,114
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2012                                                                 4,041,000        4,067,517
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015 (f)                                                                4,935,000        4,704,442
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $ 22,958,412
---------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                  $225,955,096
---------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                            OF CONTRACTS       VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures Option - August 2007 @ $110 (a)                                            130     $    111,719
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 8.9% (y)
---------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.35%, due 8/01/07 (t)                                                   $  26,516,000     $ 26,516,000
---------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., 5.35%, due 8/01/07 (t)                                                           26,516,000       26,516,000
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07                                               5,888,000        5,888,000
---------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                 $ 58,920,000
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.9%
---------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Repurchase Agreement, 5.29%, dated 7/31/07, due 8/01/07, total to be received $49,082,767 (secured by various U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities in an individually traded account)            49,075,556     $ 49,075,556
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                     3,297,735        3,297,735
---------------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED, AT NET ASSET VALUE                                                   $ 52,373,291
---------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                         $716,893,922
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (8.4)%                                                                         (55,715,062)
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $661,178,860
---------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $407,391,800 and 56.83% of market value. An independent pricing service provided an evaluated bid for 30.91% of the market value.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,434,553, representing 1.0% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities

                                   ACQUISITION      ACQUISITION       CURRENT         TOTAL %
RESTRICTED SECURITIES                  DATE             COST       MARKET VALUE    OF NET ASSETS
------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012    1/07/05-7/25/07     $7,586,984     $10,201,854        1.54%

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS       International Preference Stock
SDR       Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar
CAD       Canadian Dollar
DKK       Danish Krone
EUR       Euro
GBP       British Pound
IDR       Indonesian Rupiah
JPY       Japanese Yen
MXN       Mexican Peso
MYR       Malaysian Ringgit
NOK       Norwegian Krone
PEN       Peruvian Nuevo Sol
PLN       Polish Zloty
SEK       Swedish Krona
SGD       Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL TOTAL RETURN FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $653,980,824
                                                                  ============
Gross unrealized appreciation                                     $ 73,461,332
Gross unrealized depreciation                                      (10,548,234)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 62,913,098
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                               NET UNREALIZED
                       CONTRACTS TO         SETTLEMENT                           CONTRACTS      APPRECIATION
TYPE     CURRENCY    DELIVER/RECEIVE        DATE RANGE       IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
APPRECIATION
    Buy     AUD           1,744,694          8/03/07           $ 1,461,003      $ 1,493,838      $    32,835
    Sell    AUD           1,241,431          8/03/07             1,064,154        1,062,935            1,219
    Sell    CAD           4,435,552          9/17/07             4,186,381        4,169,533           16,848
    Buy     EUR          29,115,761     9/17/07 - 9/19/07       39,079,393       39,924,674          845,281
    Sell    EUR           7,461,578          9/19/07            10,316,940       10,231,638           85,302
    Buy     GBP           3,543,528          9/19/07             7,003,247        7,204,738          201,491
    Sell    GBP             101,654          9/19/07               209,341          206,685            2,656
    Sell    IDR       2,551,164,580          8/27/07               279,580          276,366            3,214
    Buy     JPY       5,573,679,251          9/18/07            45,896,164       47,214,924        1,318,760
    Sell    MXN           5,780,377          8/06/07               536,014          527,381            8,633
    Sell    MYR           1,840,597     8/10/07 - 8/20/07          538,484          533,144            5,340
    Buy     NOK           8,071,965          9/17/07             1,329,134        1,386,751           57,617
    Buy     PLN           1,445,774          8/31/07               513,757          522,359            8,602
    Buy     SEK          15,824,180     8/03/07 - 9/14/07        2,290,158        2,350,979           60,821
    Sell    SEK          11,249,107          8/03/07             1,672,506        1,670,304            2,202
    Buy     SGD           1,019,242          8/06/07               669,233          672,743            3,510
                                                                                                 -----------
                                                                                                 $ 2,654,331
                                                                                                 ===========
DEPRECIATION
    Sell    AUD             503,263          8/03/07           $   426,264      $   430,903      $    (4,639)
    Buy     AUD           1,241,431          9/19/07             1,062,609        1,061,368           (1,241)
    Buy     CAD           4,979,713          9/17/07             4,789,489        4,681,059         (108,430)
    Sell    DKK           3,624,302          8/13/07               652,383          667,123          (14,740)
    Buy     EUR           3,428,938          9/19/07             4,737,015        4,701,907          (35,108)
    Sell    EUR          21,588,792     9/17/07 - 9/19/07       28,971,187       29,602,433         (631,246)
    Sell    GBP           3,111,405     9/17/07 - 9/19/07        6,164,093        6,326,300         (162,207)
    Buy     IDR       5,061,193,823          8/10/07               559,867          548,505          (11,362)
    Sell    JPY         835,341,968     8/20/07 - 9/18/07        6,909,314        7,072,832         (163,518)
    Buy     MXN           5,780,377          8/06/07               536,173          527,381           (8,792)
    Buy     MYR           1,840,597     8/10/07 - 8/20/07          535,504          533,144           (2,360)
    Sell    NOK           8,010,240          9/17/07             1,329,406        1,376,147          (46,741)
    Buy     PEN           1,307,873          8/16/07               415,000          414,055             (945)
    Sell    PEN           1,262,796          8/16/07               398,988          399,784             (796)
    Buy     PLN             789,460          8/31/07               290,000          285,232           (4,768)
    Buy     SEK          11,249,107          9/19/07             1,676,144        1,673,965           (2,179)
    Sell    SEK           2,086,880          9/14/07               296,777          310,484          (13,707)
                                                                                                 -----------
                                                                                                 $(1,212,779)
                                                                                                 ===========

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                    UNREALIZED
                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                            CONTRACTS       VALUE          DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)        15       $16,811,161      Sep-07          $199,929

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:

--------------------------------------
United States                    33.5%
--------------------------------------
Japan                            11.9%
--------------------------------------
United Kingdom                    9.3%
--------------------------------------
Germany                           9.0%
--------------------------------------
France                            5.4%
--------------------------------------
Netherlands                       3.8%
--------------------------------------
Switzerland                       3.5%
--------------------------------------
Spain                             2.3%
--------------------------------------
Austria                           2.0%
--------------------------------------
Other Countries                  19.3%
--------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) UTILITIES FUND


7/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                              SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.9%
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                       1,123,640           $    5,640,672
-----------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                               755,000               19,063,750
-----------------------------------------------------------------------------------------------------------------------
News Corp., "A" (l)                                                                    707,400               14,940,288
-----------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                                   150,200                9,392,006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   49,036,716
-----------------------------------------------------------------------------------------------------------------------
CABLE TV - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                       1,890,100           $   49,463,917
-----------------------------------------------------------------------------------------------------------------------
Net Servicos de Comuicacao S.A., IPS                                                   831,700               13,372,804
-----------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc.                                                              1,508,800               57,666,336
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  120,503,057
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.1%
-----------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc. (l)                                                                 23,100           $    1,619,310
-----------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                1,511,200               27,686,649
-----------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)                                                              495,700               27,407,253
-----------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)(l)                                                                    616,070               10,670,332
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   67,383,544
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.8%
-----------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR (l)                                                                   323,900           $   13,954,573
-----------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                              161,500               12,781,190
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   26,735,763
-----------------------------------------------------------------------------------------------------------------------
INTERNET - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Iliad S.A. (l)                                                                         133,751           $   12,327,585
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 6.7%
-----------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                    241,925           $    9,120,573
-----------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc. (l)                                                        1,828,900               86,159,479
-----------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc. (l)                                                        1,645,300               44,850,878
-----------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                          574,616               29,586,978
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                          589,500               31,078,440
-----------------------------------------------------------------------------------------------------------------------
Spectra Energy Corp.                                                                   367,900                9,370,413
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  210,166,761
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 5.4%
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp. (l)                                                                    1,971,000           $   32,817,150
-----------------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                      2,237,655               53,569,976
-----------------------------------------------------------------------------------------------------------------------
Enbridge, Inc.                                                                          92,500                3,286,013
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (l)                                                              2,467,950               79,591,388
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  169,264,527
-----------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.6%
-----------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                    189,400           $   13,581,874
-----------------------------------------------------------------------------------------------------------------------
Halliburton Co. (l)                                                                    418,400               15,070,768
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                            208,600               21,373,156
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   50,025,798
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 9.3%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                                 596,800           $   35,736,384
-----------------------------------------------------------------------------------------------------------------------
Cellcom Israel Ltd.                                                                  2,021,580               50,155,400
-----------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.                                      7,577,000                9,395,611
-----------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.                                                       34,500                3,049,800
-----------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR (a)                                                       412,500               26,379,375
-----------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                         986,000               13,846,890
-----------------------------------------------------------------------------------------------------------------------
Ntelos Holdings Corp. (l)                                                              281,700                7,549,560
-----------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E.)                                                       378,444               25,164,432
-----------------------------------------------------------------------------------------------------------------------
Partner Communication Co. Ltd.                                                         130,400                2,184,321
-----------------------------------------------------------------------------------------------------------------------
Partner Communication Co. Ltd., ADR                                                    576,743                9,470,120
-----------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                 195,100               11,166,398
-----------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co., ADR (l)                                        223,800               12,792,408
-----------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                       439,200               19,887,524
-----------------------------------------------------------------------------------------------------------------------
Tim Participacoes S.A., ADR (l)                                                        793,400               27,427,838
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                  12,397,400               37,681,569
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  291,887,630
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 15.9%
-----------------------------------------------------------------------------------------------------------------------
ALLTEL Corp.                                                                           212,300           $   14,001,185
-----------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)(l)                                                        78,400                3,266,144
-----------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                           2,632,500              103,088,700
-----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co. (l)                                                        534,506                7,712,922
-----------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                           690,500               42,665,995
-----------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (a)                                                               187,486                3,305,378
-----------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunications Organization S.A                                           924,500               28,097,219
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                      5,897,500               50,305,675
-----------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                    7,346,950               16,745,152
-----------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A                                                     122,700                4,147,936
-----------------------------------------------------------------------------------------------------------------------
Telecom Argentina S.A., ADR (a)                                                      1,053,300               22,709,148
-----------------------------------------------------------------------------------------------------------------------
Telecom Egypt, GDR                                                                     110,500                1,712,750
-----------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                       2,616,600               61,124,714
-----------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                     318,800                7,754,084
-----------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                        2,536,500               46,337,005
-----------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                        576,140               31,639,278
-----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., "A"                                                          80,600                1,575,730
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc. (l)                                                       487,800               20,790,036
-----------------------------------------------------------------------------------------------------------------------
Windstream Corp. (l)                                                                 2,357,776               32,442,998
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $  499,422,049
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 47.3%
-----------------------------------------------------------------------------------------------------------------------
AES Corp. (a)                                                                        1,951,400           $   38,345,010
-----------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                639,708,500               23,631,829
-----------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                                                  31,400                1,640,022
-----------------------------------------------------------------------------------------------------------------------
Ameren Corp. (l)                                                                       428,800               20,573,824
-----------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                    1,829,800               79,578,002
-----------------------------------------------------------------------------------------------------------------------
British Energy Group PLC                                                             1,935,990               19,568,020
-----------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                 849,100               44,602,315
-----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)                                                                 3,560,050               57,530,408
-----------------------------------------------------------------------------------------------------------------------
Consolidated Edison, Inc. (l)                                                          745,510               32,563,877
-----------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                       685,503               57,445,151
-----------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp.                                                                  652,780               14,805,050
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                               387,300               32,618,406
-----------------------------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                                        1,396,323               37,114,265
-----------------------------------------------------------------------------------------------------------------------
DTE Energy Co. (l)                                                                     869,300               40,318,134
-----------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. (l)                                                                     1,568,080               13,971,593
-----------------------------------------------------------------------------------------------------------------------
E.ON AG (l)                                                                            493,807               77,942,790
-----------------------------------------------------------------------------------------------------------------------
Edison International                                                                 1,072,800               56,740,392
-----------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana S.A., IPS                                                499,310,000               32,644,181
-----------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR (l)                                                                1,712,200               30,340,184
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                          158,000               15,793,680
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp., "A"                                                                   1,232,480               76,413,760
-----------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                           381,800               26,783,270
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp. (l)                                                                  338,900               20,588,175
-----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                      1,044,000               60,270,120
-----------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. (l)                                                                     507,040               28,157,298
-----------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc. (l)                                                        425,389               21,052,502
-----------------------------------------------------------------------------------------------------------------------
International Power PLC                                                              3,600,301               29,966,893
-----------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)(l)                                                                  1,065,900               40,322,997
-----------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                    169,900                4,645,066
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                 3,086,600              118,988,430
-----------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                 1,450,200               39,256,914
-----------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                             972,600               41,637,006
-----------------------------------------------------------------------------------------------------------------------
Portland General Electric Co. (l)                                                      335,120                9,018,079
-----------------------------------------------------------------------------------------------------------------------
PPL Corp. (l)                                                                           67,300                3,172,522
-----------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                1,008,700               86,899,505
-----------------------------------------------------------------------------------------------------------------------
RAO Unified Energy System of Russia, GDR                                               105,600               14,429,645
-----------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana (l)                                                            943,424               42,579,264
-----------------------------------------------------------------------------------------------------------------------
RWE AG (l)                                                                             234,400               24,768,680
-----------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy PLC                                                         990,300               28,851,713
-----------------------------------------------------------------------------------------------------------------------
SUEZ S.A                                                                                59,900                3,141,485
-----------------------------------------------------------------------------------------------------------------------
Veolia Environnement S.A. (l)                                                          255,693               18,952,820
-----------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                 109,500                4,700,835
-----------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc. (l)                                                                  876,100               17,784,830
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $1,490,148,942
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                    $2,986,902,372
-----------------------------------------------------------------------------------------------------------------------
BONDS - 1.2%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.11%, 2021 (i)(n)                                       3,526,673           $      340,712
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                       $  14,030,000           $   14,017,134
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013 (l)                                      $   7,700,000           $    7,661,500
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.625%, 2014 (l)                                              16,270,000               15,537,850
-----------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009 (d)                                               793,000                   44,606
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   23,243,956
-----------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                            $   37,601,802
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.5%
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.7%
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (n)                                                                15,500           $   22,068,125
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.8%
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%                                                                140,400           $   48,227,400
-----------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75% (l)                                                         159,500                7,515,640
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   55,743,040
-----------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                     $   77,811,165
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.7%
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 4.75%, 2066                                                $   8,380,000           $    8,233,350
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 3.5%, 2012                                         $   9,300,000           $   10,764,750
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp., 1%, 2027                                                  $   2,837,000           $    2,755,436
-----------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS                                                                                $   21,753,536
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 2.4%
-----------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value              $  76,855,326           $   76,855,326
-----------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.4%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Repurchase Agreement, 5.29%, dated 7/31/07, due 8/01/07, total to be received $203,666,381 (secured by various
U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in an individually traded account)                                    $ 203,636,458           $  203,636,458
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                   $3,404,560,659
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (8.1)%                                                                    (256,144,341)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                    $3,148,416,318
-----------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $726,394,599 and 21.34% of market value. An independent pricing service provided an evaluated bid for 1.73% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,408,837, representing 0.7% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IPS  International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UTILITIES FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                            $2,988,044,616
                                                          ==============
Gross unrealized appreciation                             $  469,907,691
Gross unrealized depreciation                                (53,391,648)
                                                          --------------
      Net unrealized appreciation (depreciation)          $  416,516,043
                                                          ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                        NET UNREALIZED
                         CONTRACTS TO     SETTLEMENT                              CONTRACTS              APPRECIATION
TYPE        CURRENCY  DELIVER/RECEIVE     DATE RANGE          IN EXCHANGE FOR      AT VALUE             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
BUY           CAD        9,429,308        08/03/2007          $   8,839,327     $  8,854,863             $    15,536
BUY           EUR       12,822,960   08/03/2007-09/19/2007       17,281,827       17,581,579                 299,752
SELL          EUR       20,417,132        09/19/2007             28,154,115       27,995,154                 158,961
BUY           GBP        2,123,997   08/01/2007 - 09/19/2007      4,280,043        4,319,977                  39,934
SELL          GBP        5,822,641        09/19/2007             11,970,067       11,838,942                 131,125
BUY           ZAR       10,906,935        08/06/2007              1,528,245        1,528,813                     568
                                                                                                         -----------
                                                                                                         $   645,876
                                                                                                         ===========
DEPRECIATION
------------
BUY           EUR       11,341,388        09/19/2007          $  15,640,225     $ 15,550,858             $   (89,367)
SELL          EUR      172,156,215   09/17/2007 - 09/19/2007    230,298,370      236,051,986              (5,753,616)
SELL          GBP       31,325,558   09/17/2007 - 09/19/2007     61,910,822       63,693,006              (1,782,184)
SELL          NOK        5,589,482       08/03/2007                 958,597          959,520                    (923)
BUY           ZAR       12,119,697       08/03/2007               1,714,219        1,699,564             $   (14,655)
                                                                                                         -----------
                                                                                                          (7,640,745)
                                                                                                         ===========

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar.

All amounts are stated in U.S. dollars unless otherwise indicated.

A list of abbreviations is shown below.

EUR- Euro
GBP- British Pound
CAD- Canadian Dollar
NOK- Norwegian Krone
ZAR- South African Rand

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) GLOBAL EQUITY FUND

7/31/07
QUARTERLY PORTFOLIO HOLDINGS


[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                              SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
-----------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                             694,667           $   14,176,782
-----------------------------------------------------------------------------------------------------------------------
Heineken N.V                                                                            95,400                6,053,745
-----------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A                                                                       37,836                7,934,126
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   28,164,653
-----------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.9%
-----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                   142,840           $   15,971,755
-----------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                        252,760               14,268,302
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   30,240,057
-----------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                            161,210           $    9,967,556
-----------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                      212,400                4,469,218
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc. (l)                                                              177,380               10,167,422
-----------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                     134,500                8,115,062
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   32,719,258
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                                    58,104           $    3,092,711
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                        120,670                6,484,806
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    9,577,517
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.5%
-----------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                          95,412           $    3,194,698
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                  149,265                5,716,850
-----------------------------------------------------------------------------------------------------------------------
Vivendi S.A. (l)                                                                       154,490                6,559,926
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                        227,550                7,509,150
-----------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                          805,070               11,555,220
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   34,535,844
-----------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                               27,150           $    5,113,431
-----------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                96,603                6,746,730
-----------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                                  383,000                7,284,956
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   19,145,117
-----------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (l)                                                                121,420           $    5,115,425
-----------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. (a)(l)                                                                48,880                3,708,526
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    8,823,951
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.8%
-----------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                 142,670           $   12,686,216
-----------------------------------------------------------------------------------------------------------------------
Givaudan S.A                                                                             9,370                8,771,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   21,457,916
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                       479,410           $    9,166,319
-----------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                       452,179           $    9,598,530
-----------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 7.4%
-----------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                     155,350           $    3,653,832
-----------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                   171,540                9,262,490
-----------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                              585,000               16,081,726
-----------------------------------------------------------------------------------------------------------------------
L'Oreal S.A                                                                             20,320                2,324,171
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                   151,564                9,375,749
-----------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                  310,630               16,660,263
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   57,358,231
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.3%
-----------------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                            185,770           $    6,353,403
-----------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                            158,300                4,198,926
-----------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                              134,950                9,445,151
-----------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                             97,166               13,022,282
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   33,019,762
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
-----------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                            183,800           $    9,737,706
-----------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                            20,900                2,576,334
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            378,660                8,943,949
-----------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                         277,000                6,003,411
-----------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                            16,802               11,060,995
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   38,322,395
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.6%
-----------------------------------------------------------------------------------------------------------------------
INPEX Holdings, Inc.                                                                       420           $    4,230,350
-----------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                           85,110           $    7,256,479
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                      125,410               10,676,153
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC (l)                                                              273,990               10,663,218
-----------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                              175,560               13,893,905
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   42,489,755
-----------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 5.2%
-----------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                     63,770           $    3,546,887
-----------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                              68,176               26,033,925
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                          158,840               10,423,081
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   40,003,893
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)(l)                                                     161,910           $    1,300,137
-----------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                              698,996                5,749,497
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,049,634
-----------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                          700,550           $    5,781,240
-----------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                       693,840                8,422,263
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   14,203,503
-----------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                  135,240           $    6,214,278
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.4%
-----------------------------------------------------------------------------------------------------------------------
Aflac, Inc. (l)                                                                        124,810           $    6,505,097
-----------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A (l)                                                       116,692                4,574,168
-----------------------------------------------------------------------------------------------------------------------
AXA                                                                                    263,220               10,247,264
-----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A" (l)                                                      260,690                7,956,259
-----------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                               128,600                3,283,262
-----------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                  104,538                8,927,823
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   41,493,873
-----------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                              45,600           $    4,938,191
-----------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc. (l)                                                                  50,320                2,319,752
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    7,257,943
MAJOR BANKS - 5.9%
-----------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                          379,053           $   16,128,715
-----------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                               202,840                7,745,880
-----------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                          59,120                4,456,653
-----------------------------------------------------------------------------------------------------------------------
Intesa Sanpaolo S.p.A                                                                  677,341                5,099,694
-----------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                     183,440               12,295,983
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   45,726,925
-----------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.9%
-----------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                           122,180           $    4,458,348
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                        192,140                9,735,734
-----------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (a)(l)                                                  152,670                7,970,901
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   22,164,983
-----------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                       86,470           $    4,029,587
-----------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                     656,000                2,833,292
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $    6,862,879
-----------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                    869,900           $    3,260,213
-----------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.3%
-----------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                           162,200           $    2,292,780
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                   284,330               16,644,678
-----------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                           824,200                3,104,869
-----------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S                                                                      14,305                2,849,224
-----------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                             3,935,000                2,641,531
-----------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                 241,553               13,394,302
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   40,927,384
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.8%
-----------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                               137,290           $    9,686,894
-----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                         43,260                2,339,933
-----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                    613,780               15,673,170
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      348,810               21,103,005
-----------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                       106,920               18,925,878
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   67,728,880
-----------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                           81,716           $    4,259,855
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 5.3%
-----------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                   260,000           $    3,473,293
-----------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (l)                                                                  78,980               10,194,878
-----------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                79,220                9,321,678
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                          180,220               13,808,456
-----------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp. (l)                                                                 92,870                4,208,868
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   41,007,173
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
-----------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                64,980           $    2,476,588
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                    2,376,975           $    5,417,596
-----------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.7%
-----------------------------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                                           226,160           $    9,675,413
-----------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                       149,050               11,286,066
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   20,961,479
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.5%
-----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                 71,220           $   11,241,407
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                    $  767,108,141
-----------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.4%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc. Repurchase Agreement, 5.29%,
dated 7/31/07, due 8/01/07, total to be received $41,364,704
(secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Net Asset Value                                                     $  41,358,627           $   41,358,627
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 0.2%
-----------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Net Asset Value              $   1,848,959           $    1,848,959
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                   $  810,315,727
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.0)%                                                                     (38,631,464)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                    $  771,684,263
-----------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of July 31, 2007, the fund had 58 securities that were fair valued, aggregating $459,641,178 and 56.72% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS  International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL EQUITY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on federal income tax basis, are as follows:

Aggregate Cost                                            $622,012,158
                                                          ============
Gross unrealized appreciation                             $201,663,962
Gross unrealized depreciation                              (13,360,393)
                                                          ------------
      Net unrealized appreciation (depreciation)          $188,303,569
                                                          ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2007, are as follows:

------------------------------------
United States                  37.3%
------------------------------------
France                         13.1%
------------------------------------
United Kingdom                 11.7%
------------------------------------
Switzerland                    11.1%
------------------------------------
Japan                           9.9%
------------------------------------
Germany                         6.4%
------------------------------------
Netherlands                     3.4%
------------------------------------
South Korea                     1.4%
------------------------------------
Italy                           1.3%
------------------------------------
Other Countries                 4.4%
------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.